SHARE CAPITAL - Disclosure of detailed information about number and weighted average exercise prices of stock options (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of classes of share capital [abstract]
Balance | Share	2,833,438	2,534,270
Granted | Share	605,000	500,000
Exercised | Share	(479,536)	(200,832)
Cancelled/Expired | Share	(140,000)
Balance | Share	2,818,902	2,833,438
Weighted average exercise price, Balance | $ / shares	$ 6.81	$ 5.44
Weighted average exercise price, Granted | $ / shares	5.98	11.73
Weighted average exercise price, Exercised | $ / shares	2.2	1.76
Weighted average exercise price, Cancelled/Expired | $ / shares	9.94
Weighted average exercise price, Balance | $ / shares	$ 7.26	$ 6.81